Segment Information (Revenues and NOI for Reportable Segment) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Business Combination, Merger and Integration Related Expenses										$ (40,800)
Preferred Stock Dividends, Income Statement Impact											$ 0
Parent Company [Member]
Revenues
Total operating revenues	$ 382,738	$ 384,550	$ 382,791	$ 378,908	$ 307,198	$ 276,898	$ 272,236	$ 269,016	$ 1,528,987	1,125,348	1,042,779
Net operating income									952,256	701,992	642,134
Depreciation and amortization									(493,708)	(322,958)	(294,520)
Other Cost and Expense, Operating									43,588	34,093	30,990
General and administrative expense									(40,194)	(29,040)	(25,716)
Business Combination, Merger and Integration Related Expenses									(19,990)	(40,823)	0
Interest expense									(154,751)	(129,947)	(122,344)
Gain on sale of depreciable real estate assets excluded from discontinued operations									127,386	80,397	189,958
Income tax expense									(2,619)	(1,699)	(1,673)
Gain on sale of non-depreciable real estate assets									21	2,171	172
Other Nonoperating Income (Expense)									14,353	(1,839)	(6,274)
Gain (loss) from real estate joint ventures									1,370	241	(2)
Net income attributable to noncontrolling interests									(12,157)	(12,180)	(18,458)
Preferred Stock Dividends, Income Statement Impact									(3,688)	(307)
Net income attributable to MAA	$ 122,528	$ 113,787	$ 47,393	$ 40,983	$ 39,079	$ 84,279	$ 45,144	$ 43,413	324,691	211,915	332,287
Parent Company [Member] | Same Store [Member]
Revenues
Total operating revenues									1,021,138	992,721	940,634
Net operating income									640,748	620,567	581,407	[1]
Parent Company [Member] | Non Same Store And Other
Revenues
Total operating revenues									507,849	132,627	102,145	[1]
Net operating income									$ 311,508	$ 81,425	$ 60,727	[1]

[1]	The 2015 column shows the segment break down based on the 2016 Same Store portfolio. A comparison using the 2017 Same Store portfolio would not be comparative due to the nature of the segment classification.